Quarterly Report
March 31, 2022
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 61.0%
Aerospace & Defense – 0.1%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$745,000	$626,538
Airlines – 0.1%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	630,000	$656,175
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$516,000	$468,928
Asset-Backed & Securitized – 5.2%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.191% (LIBOR - 1mo. + 1.75%), 1/15/2037 (z)		$370,000	$364,898
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.691% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)		604,000	595,805
Arbor Multi-Family Mortgage Securities Trust, 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		612,000	568,927
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.574%, 10/15/2054 (n)		1,200,000	1,118,086
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.865% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		600,000	596,329
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.896% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		214,500	212,071
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		143,000	141,090
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.346% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		426,500	419,829
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.149% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	790,935
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.349% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	761,562
AREIT 2022-CRE6 Trust, “B”, FLR, 1.9% (SOFR - 30 day + 1.85%), 11/17/2024 (n)		289,000	287,700
AREIT 2022-CRE6 Trust, “C”, FLR, 2.2% (SOFR - 30 day + 2.15%), 12/17/2024 (n)		119,000	116,644
AREIT 2022-CRE6 Trust, “D”, FLR, 2.9% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		100,000	98,019
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.626%, 4/15/2053 (i)		993,556	89,177
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.43%, 7/15/2054 (i)		2,935,409	255,413
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.76%, 2/15/2054 (i)		6,684,759	731,387
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)		2,027,034	151,409
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		5,583,036	330,387
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.39%, 7/15/2054 (i)		6,773,930	582,166
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.4%, 8/15/2054 (i)		5,301,367	461,891
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 1.991% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)		706,000	695,980
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.446% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		177,500	174,423
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.696% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		161,000	159,526
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		221,226	213,056
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		198,745	184,818
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.696% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		900,000	885,672
BXMT 2021-FL4 Ltd., “B”, FLR, 1.946% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,797,000	1,764,973
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		260,921	253,686
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		201,862	190,749
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		237,641	211,359
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)		1,239,949	64,869
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.09%, 6/15/2063 (i)		2,970,542	200,015
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.16%, 6/15/2064 (i)		2,947,926	211,666
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		738,000	712,178
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.333% (SOFR - 30 day + 2.25%), 12/17/2026 (n)		269,500	268,397
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 1.98% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		701,500	690,580
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.147% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		865,000	848,840
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.396% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		367,000	358,269
MF1 2020-FL3 Ltd., “AS”, FLR, 3.265% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		357,000	358,568
MF1 2021-FL5 Ltd., “AS”, FLR, 1.643% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		677,000	663,858
MF1 2021-FL5 Ltd., “B”, FLR, 1.893% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	832,611
MF1 2021-FL5 Ltd., “C”, FLR, 2.143% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		200,000	197,071
MF1 2021-FL6 Ltd., “AS”, FLR, 1.917% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		1,050,000	1,030,802
MF1 2021-FL6 Ltd., “B”, FLR, 2.117% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	982,877
MF1 2022-FL8 Ltd., “B”, FLR, 2% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	280,414
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.299%, 5/15/2054 (i)		2,262,596	191,575
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)		4,877,763	374,865

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “AS”, FLR, 1.547% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		$612,469	$605,507
PFP III 2021-7 Ltd., “B”, FLR, 1.83% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		239,988	233,394
PFP III 2021-8 Ltd., “B”, FLR, 1.93% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		238,000	233,249
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 1.917% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		700,000	690,820
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 2.267% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		534,500	527,323
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.641% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		325,500	321,896
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.841% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	346,870
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.679%, 8/15/2054 (i)		4,982,746	530,859
			$25,165,340
Automotive – 0.6%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$404,000	$375,969
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)		322,000	281,830
Hyundai Capital America, 2%, 6/15/2028 (n)		400,000	354,630
Hyundai Capital America, 6.375%, 4/08/2030 (n)		574,000	653,719
RENK AG, 5.75%, 7/15/2025	EUR	300,000	333,683
Stellantis N.V., 2.75%, 4/01/2032		390,000	433,928
Volkswagen International Finance N.V., 4.375% to 3/28/2031, FLR (EUR Swap Rate - 9yr. + 3.36%) to 3/28/2032, FLR (EUR Swap Rate - 9yr. + 3.61%) to 3/28/2051, FLR (EUR Swap Rate - 9yr. + 4.11%) to 3/28/2071		500,000	550,833
			$2,984,592
Broadcasting – 0.5%
Discovery, Inc., 4.125%, 5/15/2029		$458,000	$462,113
Magallanes, Inc., 4.279%, 3/15/2032 (n)		725,000	728,225
Prosus N.V., 1.539%, 8/03/2028	EUR	300,000	289,030
Prosus N.V., 2.085%, 1/19/2030		380,000	361,111
Prosus N.V., 3.68%, 1/21/2030 (n)		$440,000	385,475
Prosus N.V., 3.832%, 2/08/2051 (n)		360,000	262,352
			$2,488,306
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$417,000	$353,460
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	149,858
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	410,342
			$913,660
Building – 0.3%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	470,000	$540,981
Imerys S.A., 1%, 7/15/2031	EUR	500,000	474,374
Vulcan Materials Co., 3.5%, 6/01/2030		$453,000	449,290
			$1,464,645
Business Services – 0.5%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	525,000	$489,076
Euronet Worldwide, Inc., 1.375%, 5/22/2026		580,000	605,210
Experian Europe DAC Co., 1.56%, 5/16/2031		100,000	108,600
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	367,587
IPD 3 B.V., 5.5%, 12/01/2025	EUR	300,000	331,510
Visa, Inc., 3.65%, 9/15/2047		$372,000	384,153
			$2,286,136
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$295,990
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	253,626
Time Warner Cable, Inc., 4.5%, 9/15/2042		388,000	358,869
United Group B.V., 4.875%, 7/01/2024	EUR	310,000	341,649
			$1,250,134

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$199,564
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026	EUR	310,000	328,362
			$527,926
Computer Software – 0.3%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$523,000	$451,608
Microsoft Corp., 2.921%, 3/17/2052		455,000	426,967
Microsoft Corp., 2.675%, 6/01/2060		228,000	196,609
VeriSign, Inc., 4.75%, 7/15/2027		121,000	123,620
			$1,198,804
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$536,000	$612,800
Conglomerates – 0.3%
Carrier Global Corp., 3.577%, 4/05/2050		$415,000	$379,746
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		706,000	695,410
Highland Holdings S.á r.l. Co., 0.318%, 12/15/2026	EUR	163,000	169,841
			$1,244,997
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	160,000	$178,998
JAB Holdings B.V., 1%, 7/14/2031		400,000	389,002
JAB Holdings B.V., 2.25%, 12/19/2039		300,000	285,144
L'Oréal S.A., 0.875%, 6/29/2026		300,000	332,373
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$425,000	420,817
			$1,606,334
Consumer Services – 0.1%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	560,000	$676,052
Electrical Equipment – 0.2%
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	640,000	$645,859
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		510,000	488,100
			$1,133,959
Electronics – 0.3%
Broadcom, Inc., 4.15%, 11/15/2030		$228,000	$231,075
Broadcom, Inc., 3.469%, 4/15/2034 (n)		240,000	222,272
Broadcom, Inc., 3.137%, 11/15/2035 (n)		174,000	153,310
Broadcom, Inc., 3.187%, 11/15/2036 (n)		12,000	10,417
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		813,000	788,005
			$1,405,079
Emerging Market Quasi-Sovereign – 1.8%
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	223,000	$246,741
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$900,000	848,945
Emirates Development Bank PJSC, 1.639%, 6/15/2026		970,000	907,454
Export-Import Bank of India, 3.375%, 8/05/2026		600,000	585,984
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	593,700
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	600,000	629,855
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027		760,000	838,152
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$470,000	376,000
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		398,000	392,444
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		830,000	767,111
MDGH - GMTN RSC Ltd. (United Arab Emirates), 1%, 3/10/2034	EUR	500,000	514,406
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		$470,000	440,576
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	543,125
Qatar Petroleum, 2.25%, 7/12/2031		664,000	610,973

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Qatar Petroleum, 3.125%, 7/12/2041		$436,000	$396,695
			$8,692,161
Emerging Market Sovereign – 11.4%
Arab Republic of Egypt, 7.052%, 1/15/2032		$300,000	$263,550
Dominican Republic, 4.875%, 9/23/2032		750,000	678,758
Federative Republic of Brazil, 10%, 1/01/2025	BRL	18,900,000	3,834,121
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	1,437,000	1,493,718
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		2,335,000	2,374,452
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		600,000	503,247
Kingdom of Morocco, 2.375%, 12/15/2027		$450,000	410,607
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,309,000	1,426,404
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	82,148,000	1,907,631
People's Republic of China, 3.03%, 3/11/2026	CNY	109,950,000	17,620,874
People's Republic of China, 3.13%, 11/21/2029		27,670,000	4,443,690
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	600,000	602,154
Republic of Guatemala, 3.7%, 10/07/2033		$227,000	209,977
Republic of Indonesia, 3.55%, 3/31/2032		440,000	451,000
Republic of Korea, 1.875%, 6/10/2029	KRW	8,628,190,000	6,592,629
Republic of Korea, 1.375%, 6/10/2030		5,259,400,000	3,827,349
Republic of Peru, 1.95%, 11/17/2036	EUR	766,000	733,753
Republic of Philippines, 3.556%, 9/29/2032		$325,000	332,888
Republic of South Africa, 8.25%, 3/31/2032	ZAR	70,050,000	4,277,544
State of Qatar, 4%, 3/14/2029 (n)		$462,000	493,222
State of Qatar, 4.4%, 4/16/2050		200,000	224,776
United Arab Emirates International Government, 3.25%, 10/19/2061		345,000	317,041
United Mexican States, 2.659%, 5/24/2031		1,246,000	1,134,109
United Mexican States, 3.771%, 5/24/2061		534,000	431,638
			$54,585,132
Energy - Independent – 0.4%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$644,000	$653,304
Energean Israel Finance Ltd., 4.875%, 3/30/2026		325,000	313,625
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,091,952
			$2,058,881
Energy - Integrated – 0.6%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	630,000	$686,472
Cenovus Energy, Inc., 2.65%, 1/15/2032		$522,000	472,764
Eni S.p.A., 4.25%, 5/09/2029 (n)		578,000	595,791
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	700,000	781,267
MOL PLC, 1.5%, 10/08/2027		410,000	420,969
			$2,957,263
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		$682,000	$634,390
Financial Institutions – 1.8%
Adler Group S.A., 2.25%, 4/27/2027	EUR	300,000	$271,308
Adler Group S.A., 2.25%, 1/14/2029		500,000	449,131
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,173,000	1,136,542
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		209,000	188,405
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		166,000	145,572
Air Lease Corp., 2.875%, 1/15/2032		583,000	521,981
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	325,000	289,161
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	259,359
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	262,410

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		$335,000	$297,909
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	600,000	609,083
CTP N.V., 0.942%, 1/20/2026		460,000	479,103
CTP N.V., 1.5%, 9/27/2031		570,000	530,666
EXOR N.V., 0.875%, 1/19/2031		275,000	265,213
Garfunkelux Holdco 3 S.A., 6.75%, 11/01/2025		300,000	330,302
Logicor Financing S.à r.l., 1.625%, 1/17/2030		480,000	489,359
Logicor Financing S.à r.l., 0.875%, 1/14/2031		200,000	186,633
P3 Group S.à r.l., 0.875%, 1/26/2026		610,000	639,436
Samhallsbyggnadsbolaget i Norden AB, 2.625% to 3/14/2026, FLR (EUR Swap Rate - 5yr. + 3.227%) to 3/14/2031, FLR (EUR Swap Rate - 5yr. + 3.227%) to 3/14/2170		300,000	278,280
VGP N.V., 1.625%, 1/17/2027		400,000	411,051
VGP N.V., 1.5%, 4/08/2029		300,000	288,138
Vonocia SE, 2.375%, 3/25/2032		100,000	112,406
Vonovia SE, 1.625%, 9/01/2051		300,000	257,173
			$8,698,621
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	$216,459
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		314,000	382,853
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		400,000	410,612
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	364,148
Constellation Brands, Inc., 3.15%, 8/01/2029		776,000	749,320
Constellation Brands, Inc., 2.25%, 8/01/2031		478,000	420,901
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		341,000	315,425
JDE Peet's N.V., 0.625%, 2/09/2028	EUR	280,000	285,260
JDE Peet's N.V., 0.5%, 1/16/2029		340,000	335,955
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$950,000	849,281
			$4,330,214
Gaming & Lodging – 0.5%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		$450,000	$408,375
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	410,000	534,919
Las Vegas Sands Corp., 3.9%, 8/08/2029		$550,000	504,351
Marriott International, Inc., 2.85%, 4/15/2031		499,000	455,434
Whitbread Group PLC, 3%, 5/31/2031	GBP	225,000	277,196
			$2,180,275
Industrial – 0.2%
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	510,000	$469,460
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	333,174
			$802,634
Insurance – 0.4%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	340,000	$340,581
Argentum Netherlands B.V., 5.125%, 6/01/2048		$360,000	370,807
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	475,000	611,872
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$127,000	126,966
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	200,000	210,017
Zurich Finance (Ireland) DAC, 3% to 4/19/2031, FLR (CMT - 5yr. + 2.777%) to 4/19/2051		$430,000	379,475
			$2,039,718
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$591,000	$660,471

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.2%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$130,000	$119,725
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		340,000	310,363
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	479,621
			$909,709
International Market Quasi-Sovereign – 1.1%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$453,000	$404,323
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049	EUR	400,000	396,029
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		600,000	617,168
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	400,000	519,891
ESB Finance DAC, 1%, 7/19/2034	EUR	510,000	519,708
Islandsbanki, 0.75%, 3/25/2025		430,000	461,120
KFW German Government Development Bank, 1.125%, 3/31/2037		1,360,000	1,483,226
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$517,000	473,150
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	200,762
			$5,075,377
International Market Sovereign – 11.9%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	2,856,000	$2,174,067
Commonwealth of Australia, 1.75%, 6/21/2051		1,710,000	918,034
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	201,300
Government of Canada, 4%, 6/01/2041	CAD	433,000	427,334
Government of Japan, 1.7%, 3/20/2032	JPY	376,900,000	3,549,467
Government of Japan, 0.4%, 3/20/2036		562,200,000	4,607,232
Government of Japan, 2.3%, 3/20/2040		956,500,000	10,088,113
Government of New Zealand, 1.5%, 5/15/2031	NZD	3,589,000	2,149,400
Government of New Zealand , 0.25%, 5/15/2028		8,626,000	5,012,285
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	4,607,000	4,314,731
Kingdom of Spain, 1.25%, 10/31/2030 (n)		5,559,000	6,169,629
Republic of Cyprus, 0%, 2/09/2026		879,000	923,832
Republic of Cyprus, 0.625%, 1/21/2030		1,196,000	1,202,331
Republic of Cyprus, 0.95%, 1/20/2032		1,988,000	1,974,546
Republic of Iceland, 5%, 11/15/2028	ISK	192,700,000	1,490,912
Republic of Ireland, 0%, 10/18/2031	EUR	1,538,000	1,543,875
Republic of Italy, 0.6%, 8/01/2031 (n)		2,335,000	2,285,702
Republic of Italy, 1.65%, 3/01/2032		4,327,000	4,660,880
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	2,533,000	3,296,196
United Kingdom Treasury, 1.75%, 1/22/2049		325,000	423,582
			$57,413,448
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	600,000	$597,591
Local Authorities – 0.5%
Oslo kommune, 2.17%, 5/18/2029	NOK	7,000,000	$737,557
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	619,104
Province of British Columbia, 2.95%, 6/18/2050		300,000	226,670
Province of Ontario, 1.9%, 12/02/2051		1,466,000	869,116
			$2,452,447
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$578,443
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	260,000	250,234
			$828,677

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 2.8%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$528,000	$460,698
Banco de Sabadell S.A., 2.625% to 3/24/2025, FLR (EUR Swap Rate - 1yr. + 2.2%) to 3/24/2026	EUR	500,000	552,977
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170		600,000	600,226
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031		350,000	352,539
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$917,000	843,307
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	300,000	331,772
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	653,819
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		250,000	225,474
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR - 1 day + 2.757%) to 1/14/2032		618,000	551,224
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,050,000	929,988
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		503,000	466,170
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		726,000	690,407
JPMorgan Chase & Co., 1.963% to 3/23/2029, FLR (EURIBOR - 3mo. + 1.13%) to 3/23/2030	EUR	468,000	520,532
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		$669,000	592,481
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		271,000	243,804
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		672,000	624,343
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		675,000	671,489
NatWest Group PLC, 3.619% to 3/29/2028, FLR (GBP Swap Rate - 5yr. + 2.1%) to 3/29/2029	GBP	220,000	292,409
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	340,000	345,493
Toronto Dominion Bank, 1.952%, 4/08/2030		310,000	342,937
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$900,000	817,812
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	500,000	525,596
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		480,000	500,841
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	570,000	679,584
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$629,000	611,289
			$13,427,211
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$626,000	$583,343
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	190,000	172,213
HCA, Inc., 5.25%, 6/15/2026		$470,000	496,088
HCA, Inc., 5.125%, 6/15/2039		195,000	210,279
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	523,803
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	404,603
Thermo Fisher Scientific (Finance I) Co., 1.125%, 10/18/2033	EUR	250,000	255,779
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051		210,000	210,552
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$409,000	373,656
			$3,230,316
Medical Equipment – 0.0%
American Medical Systems Europe B.V., 1.875%, 3/08/2034	EUR	130,000	$140,029
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$359,315
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		590,000	538,776
			$898,091
Midstream – 0.7%
Enbridge, Inc., 5.375%, 9/27/2077	CAD	680,000	$534,111
Enterprise Products Partners LP, 3.125%, 7/31/2029		$338,000	331,904
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		548,000	504,077
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,023,000	988,629
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		356,000	376,493
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		335,000	350,332
Targa Resources Corp., 4.2%, 2/01/2033		56,000	56,511
Targa Resources Corp., 4.95%, 4/15/2052		341,000	347,415
			$3,489,472

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 3.6%
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		$3,026,936	$3,199,285
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		1,012,257	1,090,589
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		87,544	96,029
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		126,478	140,285
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		689,443	719,443
Fannie Mae, 3.5%, 5/01/2043 (f)		1,141,667	1,153,293
Fannie Mae, 3.5%, 7/01/2046 - 12/01/2046		420,686	427,980
Fannie Mae, UMBS, 2.5%, 6/01/2050 - 1/01/2052		477,578	457,905
Fannie Mae, UMBS, 2%, 1/01/2051 - 3/01/2052		750,408	698,363
Fannie Mae, UMBS, 3%, 12/01/2051		248,661	243,979
Freddie Mac, 4%, 7/01/2025		32,346	33,272
Freddie Mac, 1.367%, 3/25/2027 (i)		809,000	49,180
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,335,640
Freddie Mac, 3.9%, 4/25/2028		400,000	423,432
Freddie Mac, 1.798%, 4/25/2030 (i)		1,420,926	176,820
Freddie Mac, 1.868%, 4/25/2030 (i)		1,365,340	176,001
Freddie Mac, 1.662%, 5/25/2030 (i)		1,747,943	203,853
Freddie Mac, 1.796%, 5/25/2030 (i)		3,920,368	492,465
Freddie Mac, 1.341%, 6/25/2030 (i)		1,615,349	152,343
Freddie Mac, 1.599%, 8/25/2030 (i)		1,436,842	164,753
Freddie Mac, 1.169%, 9/25/2030 (i)		905,456	77,406
Freddie Mac, 1.081%, 11/25/2030 (i)		1,823,916	146,026
Freddie Mac, 0.33%, 1/25/2031 (i)		6,727,299	159,741
Freddie Mac, 0.528%, 3/25/2031 (i)		8,146,775	310,738
Freddie Mac, 0.937%, 7/25/2031 (i)		1,499,257	112,913
Freddie Mac, 0.536%, 9/25/2031 (i)		6,201,367	283,789
Freddie Mac, 0.855%, 9/25/2031 (i)		1,902,494	131,554
Freddie Mac, 0.567%, 12/25/2031 (i)		1,517,361	70,508
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		18,993	20,746
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		291,025	314,607
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		563,083	599,391
Freddie Mac, 3.5%, 1/01/2047		314,872	320,162
Freddie Mac, UMBS, 3%, 6/01/2050		54,808	53,816
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 12/01/2051		195,958	187,341
Ginnie Mae, 5%, 5/15/2040		39,036	42,736
Ginnie Mae, 3.5%, 6/20/2043		510,951	524,622
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051		656,033	637,144
Ginnie Mae, 2%, 1/20/2052		397,636	379,597
Ginnie Mae, 3%, 2/20/2052		24,911	24,660
Ginnie Mae, TBA, 3%, 4/21/2052		125,000	123,530
UMBS, TBA, 2.5%, 4/13/2052 - 5/25/2052		425,000	405,230
UMBS, TBA, 2%, 4/25/2052		150,000	139,236
UMBS, TBA, 3%, 4/25/2052		725,000	709,141
			$17,209,544
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		$695,000	$644,292
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	457,983
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	288,392
State of Florida, Taxable, “A”, 2.154%, 7/01/2030		650,000	593,331
			$1,983,998
Natural Gas - Distribution – 0.1%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$512,216
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	440,000	$441,786
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	470,000	531,175
			$972,961

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.4%
AT&T, Inc., 3.5%, 9/15/2053		$229,000	$200,935
Lorca Telecom Bondco S.A.U., 4%, 9/18/2027	EUR	360,000	383,316
Verizon Communications, Inc., 2.1%, 3/22/2028		$291,000	271,233
Verizon Communications, Inc., 2.55%, 3/21/2031		876,000	813,848
			$1,669,332
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$365,000	$395,762
Oils – 0.3%
Neste Oyj, 0.75%, 3/25/2028	EUR	700,000	$722,351
Puma International Financing S.A., 5%, 1/24/2026		$475,000	446,500
Valero Energy Corp., 2.8%, 12/01/2031		347,000	320,264
			$1,489,115
Other Banks & Diversified Financials – 1.7%
AIB Group PLC, 2.25%, 4/04/2028	EUR	290,000	$321,906
Alpha Bank, 4.25%, 2/13/2030		590,000	597,927
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$397,000	365,240
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	670,000	641,106
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031		400,000	395,087
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		400,000	394,877
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	399,953
Deutsche Bank AG, 4.5% to 4/30/2027, FLR (EUR Swap Rate - 5yr. + 4.552%) to 4/30/2027		400,000	409,309
Deutsche Bank AG, 4.296% to 5/24/2023, FLR (Swap Rate - 5yr. + 2.248%) to 5/24/2028		$680,000	672,845
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	400,000	442,960
Deutsche Bank AG, 6.75% to 4/30/2029, FLR (EUR Swap Rate - 5yr. + 5.692%) to 4/04/2171		200,000	226,228
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	590,667
Groupe des Assurances du Credit Mutuel, 1.85%, 4/21/2042	EUR	400,000	398,250
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	690,000	773,139
UBS AG, 5.125%, 5/15/2024		$866,000	884,773
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	335,000	454,874
			$7,969,141
Printing & Publishing – 0.1%
Informa PLC, 3.125%, 7/05/2026	GBP	242,000	$318,340
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$487,000	$452,300
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	595,000	625,689
			$1,077,989
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$356,000	$339,192
Corporate Office Property LP, REIT, 2%, 1/15/2029		237,000	208,513
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		490,000	439,879
			$987,584
Real Estate - Other – 0.4%
EPR Properties, REIT, 3.6%, 11/15/2031		$405,000	$367,173
Lexington Realty Trust Co., 2.7%, 9/15/2030		466,000	429,959
SEGRO Capital S.à r.l., 1.875%, 3/23/2030	EUR	590,000	649,500
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		$681,000	613,710
			$2,060,342
Real Estate - Retail – 0.4%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$610,000	$612,036
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	337,000	344,391
Regency Centers Corp., 3.7%, 6/15/2030		$165,000	165,078

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$786,000	$711,234
			$1,832,739
Restaurants – 0.1%
Starbucks Corp., 3%, 2/14/2032		$704,000	$671,350
Retailers – 0.4%
Home Depot, Inc., 4.875%, 2/15/2044		$453,000	$526,346
Kohl's Corp., 3.375%, 5/01/2031		539,000	520,176
MercadoLibre, Inc., 3.125%, 1/14/2031		683,000	595,132
Nordstrom, Inc., 4.25%, 8/01/2031		438,000	399,198
			$2,040,852
Specialty Chemicals – 0.1%
Akzo Nobel N.V., 2%, 3/28/2032	EUR	400,000	$446,276
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$551,000	$505,116
Supermarkets – 0.2%
Iceland Bondco PLC, 4.375%, 5/15/2028	GBP	710,000	$778,540
Supranational – 1.4%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$530,000	$502,949
European Union, 0%, 7/04/2035	EUR	3,325,000	3,137,485
European Union, 0.75%, 1/04/2047		2,415,000	2,381,768
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	362,440
West African Development Bank, 4.7%, 10/22/2031		$525,000	517,807
			$6,902,449
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 2.95%, 1/15/2051		$410,000	$322,180
Crown Castle International Corp., 3.7%, 6/15/2026		345,000	347,187
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		400,000	372,518
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		413,000	409,802
Rogers Communications, Inc., 3.7%, 11/15/2049		316,000	281,026
T-Mobile USA, Inc., 3.875%, 4/15/2030		817,000	820,136
Vodafone Group PLC, 3.25% to 9/04/2026, FLR (CMT - 5yr. + 2.447%) to 9/04/2031, FLR (CMT - 5yr. + 2.697%) to 9/04/2046, FLR (CMT - 5yr. + 3.447%) to 6/04/2081		585,000	539,633
			$3,092,482
Telephone Services – 0.2%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,000,000	$717,938
Tobacco – 0.2%
British American Tobacco PLC, 3.75% to 9/27/2029, FLR (EUR Swap Rate - 5yr. + 3.952%) to 9/27/2034, FLR (EUR Swap Rate - 5yr. + 4.202%) to 9/27/2049, FLR (EUR Swap Rate - 5yr. + 4.952%) to 12/29/2149	EUR	410,000	$396,685
British American Tobacco PLC, 3% to 12/27/2026, FLR (EUR Swap Rate - 5yr. + 3.372%) to 12/27/2031, FLR (EUR Swap Rate - 5yr. + 3.622%) to 12/27/2046, FLR (EUR Swap Rate - 5yr. + 4.372%) to 9/27/2170		425,000	426,667
			$823,352
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$494,000	$644,858
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	600,000	627,072
			$1,271,930

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.31%, 5/01/2027		$18,331	$18,809
Small Business Administration, 2.22%, 3/01/2033		540,353	518,890
			$537,699
U.S. Treasury Obligations – 1.1%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$6,438,000	$5,047,040
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		402,000	393,238
			$5,440,278
Utilities - Electric Power – 1.8%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		$104,000	$96,116
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	682,633
Enel Americas S.A., 4%, 10/25/2026		$1,891,000	1,935,930
Enel Finance International N.V., 0.25%, 11/17/2025	EUR	540,000	577,691
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$543,000	581,026
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	346,049
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$638,000	685,850
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	385,000	362,658
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,213,937
Evergy, Inc., 2.9%, 9/15/2029		527,000	503,696
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		427,000	397,618
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		300,000	298,607
Pacific Gas & Electric Co., 4.95%, 7/01/2050		384,000	361,689
Southern California Edison Co., 3.65%, 2/01/2050		252,000	233,270
Virginia Electric & Power Co., 3.5%, 3/15/2027		330,000	335,490
Virginia Electric & Power Co., 2.875%, 7/15/2029		217,000	210,923
			$8,823,183
Total Bonds			$293,343,041
Common Stocks – 35.2%
Aerospace & Defense – 0.9%
General Dynamics Corp.		2,113	$509,613
Honeywell International, Inc. (f)		8,251	1,605,480
L3Harris Technologies, Inc.		3,793	942,447
Lockheed Martin Corp. (f)		1,512	667,397
Northrop Grumman Corp.		1,652	738,807
			$4,463,744
Alcoholic Beverages – 0.7%
Diageo PLC		28,671	$1,449,124
Heineken N.V.		6,446	614,555
Kirin Holdings Co. Ltd.		22,600	337,999
Pernod Ricard S.A.		3,585	786,269
			$3,187,947
Apparel Manufacturers – 0.4%
Adidas AG		2,679	$625,590
Compagnie Financiere Richemont S.A.		10,744	1,362,860
			$1,988,450
Automotive – 0.8%
Aptiv PLC (a)		8,630	$1,033,097
Ford Otomotiv Sanayi A.S.		9,221	187,729
Lear Corp.		6,278	895,180
LKQ Corp. (f)		20,964	951,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Magna International, Inc.	8,151	$523,297
Toyota Motor Corp.	22,800	408,428
		$3,999,706
Biotechnology – 0.1%
Biogen, Inc. (a)	907	$191,014
Gilead Sciences, Inc.	8,611	511,924
		$702,938
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	7,095	$811,810
Charles Schwab Corp. (f)	24,676	2,080,433
NASDAQ, Inc.	3,538	630,472
		$3,522,715
Business Services – 1.5%
Accenture PLC, “A” (s)	4,588	$1,547,211
Amdocs Ltd.	9,837	808,700
CGI, Inc. (a)	14,677	1,169,205
Equifax, Inc.	2,468	585,163
Experian PLC	14,691	566,558
Fidelity National Information Services, Inc.	8,352	838,708
Fiserv, Inc. (a)(f)	8,567	868,694
Nomura Research Institute Ltd.	3,500	114,468
Secom Co. Ltd.	11,800	854,989
		$7,353,696
Cable TV – 0.5%
Comcast Corp., “A” (f)	49,708	$2,327,329
Chemicals – 0.3%
Nutrien Ltd.	1,300	$134,373
PPG Industries, Inc.	10,687	1,400,745
		$1,535,118
Computer Software – 0.4%
Microsoft Corp.	6,149	$1,895,798
Computer Software - Systems – 1.3%
Amadeus IT Group S.A. (a)	14,451	$941,280
Asustek Computer, Inc.	13,000	169,091
Fujitsu Ltd.	7,000	1,043,576
Hitachi Ltd.	21,900	1,097,375
Hon Hai Precision Industry Co. Ltd.	190,000	699,953
Lenovo Group Ltd.	300,000	325,369
Samsung Electronics Co. Ltd.	30,943	1,767,701
		$6,044,345
Construction – 0.7%
Masco Corp.	20,991	$1,070,541
Otis Worldwide Corp.	3,770	290,102
Stanley Black & Decker, Inc.	8,233	1,150,891
Vulcan Materials Co.	5,303	974,161
		$3,485,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Colgate-Palmolive Co. (f)	29,112	$2,207,563
Kimberly-Clark Corp. (f)	11,373	1,400,699
Reckitt Benckiser Group PLC	16,967	1,296,906
		$4,905,168
Electrical Equipment – 1.0%
Johnson Controls International PLC	21,788	$1,428,639
Legrand S.A.	7,668	728,974
Schneider Electric SE	14,989	2,502,510
		$4,660,123
Electronics – 1.7%
Intel Corp.	18,457	$914,729
Kyocera Corp.	10,500	590,191
NXP Semiconductors N.V.	5,320	984,626
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,607	2,044,226
Texas Instruments, Inc. (f)	20,523	3,765,560
		$8,299,332
Energy - Independent – 0.6%
ConocoPhillips	19,478	$1,947,800
Hess Corp. (f)	8,467	906,308
		$2,854,108
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	2,330,000	$1,165,041
Eni S.p.A.	54,875	804,527
LUKOIL PJSC, ADR (u)	1,414	24,712
Suncor Energy, Inc.	7,782	253,352
		$2,247,632
Food & Beverages – 1.6%
Archer Daniels Midland Co.	5,967	$538,581
Coca-Cola FEMSA S.A.B. de C.V.	3,348	183,973
Danone S.A.	19,354	1,066,171
General Mills, Inc. (f)	26,641	1,804,129
J.M. Smucker Co.	9,032	1,223,023
JBS S.A.	26,838	209,865
Nestle S.A.	19,219	2,495,026
		$7,520,768
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	13,050	$433,913
Tesco PLC	474,394	1,715,095
		$2,149,008
Gaming & Lodging – 0.0%
Tabcorp Holdings Ltd.	32,728	$129,783
General Merchandise – 0.1%
Bim Birlesik Magazalar A.S.	75,393	$434,987
Walmart de Mexico S.A.B. de C.V.	57,127	235,286
		$670,273
Health Maintenance Organizations – 0.4%
Cigna Corp.	7,174	$1,718,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.6%
Aon PLC (s)	9,078	$2,956,069
China Pacific Insurance Co. Ltd.	51,400	124,826
Chubb Ltd.	9,833	2,103,279
Equitable Holdings, Inc.	17,597	543,923
Everest Re Group Ltd.	1,079	325,189
Hartford Financial Services Group, Inc.	7,335	526,726
Manulife Financial Corp.	81,253	1,732,756
MetLife, Inc. (f)	8,117	570,463
Samsung Fire & Marine Insurance Co. Ltd.	3,553	639,222
Travelers Cos., Inc.	7,535	1,376,870
Willis Towers Watson PLC	5,854	1,382,832
		$12,282,155
Internet – 0.0%
Gartner, Inc. (a)	573	$170,445
Leisure & Toys – 0.1%
Brunswick Corp.	2,981	$241,133
Nintendo Co. Ltd.	500	252,282
Polaris, Inc.	910	95,841
		$589,256
Machinery & Tools – 1.3%
Eaton Corp. PLC	15,876	$2,409,342
GEA Group AG	3,798	156,759
Ingersoll Rand, Inc.	29,477	1,484,167
Kubota Corp.	48,300	905,527
PACCAR, Inc.	4,328	381,167
Regal Rexnord Corp.	4,638	690,042
		$6,027,004
Major Banks – 3.8%
Bank of America Corp. (s)	49,980	$2,060,176
BNP Paribas	36,875	2,099,561
China Construction Bank Corp.	706,000	530,854
DBS Group Holdings Ltd.	71,100	1,869,243
Erste Group Bank AG	8,242	298,924
Goldman Sachs Group, Inc.	6,058	1,999,746
JPMorgan Chase & Co.	17,860	2,434,675
Mitsubishi UFJ Financial Group, Inc.	190,700	1,183,708
National Australia Bank Ltd.	11,939	286,798
NatWest Group PLC	500,837	1,409,264
UBS Group AG	197,357	3,855,764
		$18,028,713
Medical & Health Technology & Services – 0.4%
McKesson Corp.	4,665	$1,428,096
Quest Diagnostics, Inc.	2,939	402,232
Sonic Healthcare Ltd.	5,113	134,636
		$1,964,964
Medical Equipment – 1.1%
Becton, Dickinson and Co.	4,573	$1,216,418
Boston Scientific Corp. (a)(s)	24,812	1,098,923
Danaher Corp.	1,726	506,288
Medtronic PLC	13,886	1,540,652
Thermo Fisher Scientific, Inc.	1,465	865,302
		$5,227,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.0%
Fortescue Metals Group Ltd.	32,920	$505,185
Glencore PLC	45,645	296,636
Kumba Iron Ore Ltd.	3,229	143,017
Rio Tinto PLC	37,673	2,988,446
Vale S.A.	49,100	985,908
		$4,919,192
Natural Gas - Distribution – 0.1%
UGI Corp.	7,517	$272,266
Natural Gas - Pipeline – 0.1%
Equitrans Midstream Corp.	27,294	$230,362
Pembina Pipeline Corp.	8,494	319,132
		$549,494
Other Banks & Diversified Financials – 0.6%
Hana Financial Group, Inc.	4,503	$179,766
KBC Group N.V.	3,984	286,528
Sberbank of Russia PJSC, ADR (u)	34,337	60,725
SLM Corp.	25,104	460,909
Tisco Financial Group PCL	76,800	232,132
Truist Financial Corp.	30,940	1,754,298
		$2,974,358
Pharmaceuticals – 3.6%
Bayer AG	26,444	$1,809,225
Johnson & Johnson (f)	30,491	5,403,920
Merck & Co., Inc. (f)	42,418	3,480,397
Novo Nordisk A.S., “B”	5,821	644,656
Organon & Co.	23,891	834,513
Pfizer, Inc.	6,737	348,774
Roche Holding AG	12,598	4,982,198
		$17,503,683
Printing & Publishing – 0.5%
RELX PLC	19,291	$600,554
Wolters Kluwer N.V.	15,270	1,625,484
		$2,226,038
Railroad & Shipping – 0.6%
A.P. Moeller-Maersk A/S	35	$105,495
Canadian Pacific Railway Ltd.	17,406	1,436,588
Nippon Yusen KK (l)	1,900	166,046
Union Pacific Corp.	5,051	1,379,984
		$3,088,113
Real Estate – 0.2%
Extra Space Storage, Inc., REIT	2,561	$526,542
National Retail Properties, Inc., REIT	6,248	280,785
National Storage Affiliates Trust, REIT	2,173	136,377
Spirit Realty Capital, Inc., REIT	3,163	145,561
		$1,089,265
Restaurants – 0.1%
Yum China Holdings, Inc.	13,628	$566,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.2%
Akzo Nobel N.V.	8,074	$693,687
Axalta Coating Systems Ltd. (a)	19,403	476,926
		$1,170,613
Specialty Stores – 0.1%
Home Depot, Inc. (f)	922	$275,982
Telecommunications - Wireless – 1.2%
KDDI Corp.	111,300	$3,655,793
T-Mobile US, Inc. (a)(f)	10,487	1,346,006
Vodafone Group PLC	492,319	807,384
		$5,809,183
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	26,116	$473,810
Orange S.A.	12,926	152,846
PT Telekom Indonesia	851,900	271,659
Quebecor, Inc., “B”	20,938	499,102
		$1,397,417
Tobacco – 0.7%
British American Tobacco PLC	30,269	$1,266,043
Japan Tobacco, Inc.	27,800	475,885
Philip Morris International, Inc. (s)	16,461	1,546,346
		$3,288,274
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc.	2,719	$271,275
Duke Energy Corp.	7,505	838,008
E.ON SE	110,557	1,285,743
ENGIE Energía Brasil S.A.	16,800	152,578
Exelon Corp. (f)	14,385	685,158
Iberdrola S.A.	63,684	693,159
Transmissora Alianca de Energia Eletrica S.A., IEU	57,872	536,535
		$4,462,456
Total Common Stocks		$169,545,199
Preferred Stocks – 0.4%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	10,743	$555,669
Consumer Products – 0.3%
Henkel AG & Co. KGaA	21,044	$1,409,360
Total Preferred Stocks		$1,965,029
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	2,435	$283,531
Danaher Corp., 4.75%	101	204,500
Total Convertible Preferred Stocks		$488,031
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.21% (v)	10,369,550	$10,369,550

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Currency Options – 0.0%
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	$ (3,572,263)	JPY 369,729,000	$740
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	(3,630,636)	375,666,000	751
					$1,491
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 36 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2022 @ EUR 325	Put	Merrill Lynch International	$ 5,310,297	EUR 4,440,000	$26,949
Total Purchased Options					$28,440

Written Options (see table below) – (0.0)%	$(4,392)

Other Assets, Less Liabilities – 1.1%	5,435,009
Net Assets – 100.0%	$481,169,907
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,369,550 and $465,369,740, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,271,390, representing 12.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.191% (LIBOR - 1mo. + 1.75%), 1/15/2037	12/07/2021	$370,000	$364,898
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.691% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/2021	604,000	595,805
MF1 2020-FL3 Ltd., “AS”, FLR, 3.265% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	357,000	358,568
Total Restricted Securities			$1,319,271
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 3/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 36 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Merrill Lynch International	EUR (4,440,000)	$(5,310,297)	EUR 425.00	April – 2022	$(4,392)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,198,168	USD	1,579,356	Deutsche Bank AG	4/08/2022	$65,602
AUD	1,990,272	USD	1,471,615	HSBC Bank	4/08/2022	17,768
AUD	10,040,235	USD	7,395,496	JPMorgan Chase Bank N.A.	4/08/2022	117,923
BRL	1,659,650	USD	338,056	Banco Santander S.A	5/03/2022	7,746
CAD	2,769,346	USD	2,204,101	Goldman Sachs International	4/08/2022	11,081

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
CAD	1,776	USD	1,398	HSBC Bank	4/08/2022	$23
CAD	1,831,934	USD	1,428,266	JPMorgan Chase Bank N.A.	4/08/2022	37,087
CAD	11,510,130	USD	8,977,000	JPMorgan Chase Bank N.A.	6/10/2022	228,415
CAD	182,494	USD	145,197	Morgan Stanley Capital Services, Inc.	4/08/2022	779
CAD	4,330,345	USD	3,415,015	UBS AG	4/08/2022	48,802
CHF	1,538,000	USD	1,652,651	JPMorgan Chase Bank N.A.	6/15/2022	16,741
CLP	590,535,000	USD	735,961	Citibank N.A.	6/29/2022	3,790
CLP	134,879,000	USD	164,268	Goldman Sachs International	4/26/2022	6,483
CNH	2,166,000	USD	339,439	Barclays Bank PLC	4/08/2022	1,351
CNH	8,187,000	USD	1,282,385	HSBC Bank	4/08/2022	5,726
CNH	32,713,000	USD	5,125,006	JPMorgan Chase Bank N.A.	4/08/2022	21,927
CNH	4,500,000	USD	706,388	UBS AG	4/08/2022	1,624
CNY	7,043,040	USD	1,095,000	JPMorgan Chase Bank N.A.	6/10/2022	11,209
COP	1,321,303,000	USD	342,041	Goldman Sachs International	6/08/2022	5,117
CZK	3,324,000	USD	148,508	Goldman Sachs International	4/08/2022	2,062
CZK	31,676,000	USD	1,416,261	JPMorgan Chase Bank N.A.	4/08/2022	18,598
CZK	8,190,000	USD	351,797	JPMorgan Chase Bank N.A.	6/15/2022	16,263
DKK	4,719,079	USD	695,109	JPMorgan Chase Bank N.A.	6/15/2022	8,562
EUR	2,698,113	USD	2,978,906	Goldman Sachs International	6/15/2022	13,943
EUR	6,688,697	USD	7,364,295	HSBC Bank	4/08/2022	35,876
EUR	2,087,503	USD	2,305,167	JPMorgan Chase Bank N.A.	4/08/2022	4,383
EUR	635,378	USD	699,000	JPMorgan Chase Bank N.A.	6/10/2022	5,608
GBP	267,879	USD	349,886	Deutsche Bank AG	7/15/2022	1,931
GBP	5,588,858	USD	7,320,460	Goldman Sachs International	6/10/2022	19,185
HUF	74,886,000	USD	215,679	JPMorgan Chase Bank N.A.	6/15/2022	7,592
IDR	3,000,000,000	USD	207,397	JPMorgan Chase Bank N.A.	4/27/2022	1,288
ILS	1,799,000	USD	553,945	JPMorgan Chase Bank N.A.	6/15/2022	11,010
KRW	5,368,708,184	USD	4,381,546	Citibank N.A.	4/04/2022	47,899
KRW	317,276,100	USD	255,000	JPMorgan Chase Bank N.A.	6/10/2022	6,559
MXN	52,185,808	USD	2,481,477	JPMorgan Chase Bank N.A.	4/08/2022	140,443
NOK	184,472,944	USD	20,555,463	Goldman Sachs International	6/10/2022	388,068
NOK	24,587,177	USD	2,734,883	JPMorgan Chase Bank N.A.	6/15/2022	56,549
NZD	690,000	USD	472,296	Deutsche Bank AG	4/08/2022	5,893
NZD	852,001	USD	581,185	JPMorgan Chase Bank N.A.	6/15/2022	8,580
PLN	2,454,931	USD	556,502	JPMorgan Chase Bank N.A.	6/15/2022	23,655
SEK	33,981,360	USD	3,423,608	Goldman Sachs International	6/10/2022	196,254
SEK	27,339,667	USD	2,822,510	JPMorgan Chase Bank N.A.	4/08/2022	85,418
SGD	972,000	USD	713,667	JPMorgan Chase Bank N.A.	6/15/2022	3,472
ZAR	20,291,466	USD	1,328,193	JPMorgan Chase Bank N.A.	4/08/2022	59,751
USD	7,777,408	AUD	10,378,028	JPMorgan Chase Bank N.A.	4/08/2022	11,208
USD	946,951	CNH	6,000,000	Citibank N.A.	4/08/2022	2,935
USD	718,321	EUR	636,608	Citibank N.A.	4/08/2022	13,998
USD	3,964,581	EUR	3,539,647	Deutsche Bank AG	4/08/2022	48,422
USD	3,585,768	EUR	3,220,720	Deutsche Bank AG	7/15/2022	7,545
USD	11,750,680	EUR	10,326,943	HSBC Bank	4/08/2022	325,263
USD	248,884	EUR	222,097	HSBC Bank	7/15/2022	2,135
USD	889,404	EUR	794,858	JPMorgan Chase Bank N.A.	4/08/2022	9,997
USD	445,873	EUR	389,105	Merrill Lynch International	4/08/2022	15,379
USD	555,354	EUR	500,500	Morgan Stanley Capital Services, Inc.	4/08/2022	1,616
USD	592,557	EUR	522,772	NatWest Markets PLC	4/08/2022	14,178
USD	6,968,466	EUR	6,124,364	UBS AG	4/08/2022	192,654
USD	842,321	EUR	757,652	UBS AG	7/15/2022	569
USD	187,504	GBP	140,000	Barclays Bank PLC	4/08/2022	3,600

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	338,563	GBP	250,000	Citibank N.A.	4/08/2022	$10,163
USD	3,194,827	GBP	2,405,340	HSBC Bank	4/08/2022	35,168
USD	1,560,741	GBP	1,150,000	JPMorgan Chase Bank N.A.	4/08/2022	50,099
USD	915,487	GBP	671,829	Merrill Lynch International	4/08/2022	32,970
USD	162,945	GBP	119,527	Morgan Stanley Capital Services, Inc.	4/08/2022	5,934
USD	926,382	JPY	107,041,000	Barclays Bank PLC	4/08/2022	47,067
USD	909,996	JPY	108,000,000	BNP Paribas S.A.	4/08/2022	22,803
USD	1,492,800	JPY	171,339,804	Deutsche Bank AG	4/08/2022	85,287
USD	52,641	JPY	6,048,222	JPMorgan Chase Bank N.A.	4/08/2022	2,956
USD	27,895,889	JPY	3,218,393,341	JPMorgan Chase Bank N.A.	6/10/2022	1,415,633
USD	226,750	JPY	25,800,000	State Street Bank Corp.	4/08/2022	14,809
USD	2,039,788	JPY	245,933,739	UBS AG	4/08/2022	19,504
USD	4,434,384	KRW	5,368,708,184	Citibank N.A.	4/04/2022	4,939
USD	4,490,200	KRW	5,368,708,184	Goldman Sachs International	4/04/2022	60,756
USD	3,149,623	KRW	3,780,745,010	Merrill Lynch International	4/11/2022	30,840
USD	1,619,783	SEK	14,800,000	JPMorgan Chase Bank N.A.	4/08/2022	45,611
USD	1,378,727	THB	45,600,000	JPMorgan Chase Bank N.A.	4/18/2022	7,704
USD	420,756	TWD	11,514,000	Barclays Bank PLC	4/20/2022	18,895
USD	1,302,932	TWD	35,686,000	JPMorgan Chase Bank N.A.	4/20/2022	57,421
USD	1,694,025	TWD	46,894,000	JPMorgan Chase Bank N.A.	5/17/2022	57,080
						$4,453,174
Liability Derivatives
AUD	10,378,028	USD	7,785,918	JPMorgan Chase Bank N.A.	6/15/2022	$(10,678)
CAD	2,100,000	USD	1,679,814	Goldman Sachs International	4/08/2022	(37)
CNH	27,114,000	USD	4,259,591	JPMorgan Chase Bank N.A.	6/15/2022	(10,511)
EUR	3,114,672	USD	3,564,760	Brown Brothers Harriman	4/08/2022	(118,781)
EUR	670,749	USD	760,961	Citibank N.A.	4/08/2022	(18,864)
EUR	2,101,839	USD	2,362,717	Deutsche Bank AG	4/08/2022	(37,305)
EUR	1,390,000	USD	1,577,142	Goldman Sachs International	4/08/2022	(39,288)
EUR	4,746,783	USD	5,379,035	HSBC Bank	4/08/2022	(127,341)
EUR	3,000,000	USD	3,352,648	HSBC Bank	7/15/2022	(19,645)
EUR	3,563,760	USD	4,033,376	JPMorgan Chase Bank N.A.	4/08/2022	(90,539)
EUR	1,370,000	USD	1,542,394	Merrill Lynch International	4/08/2022	(26,667)
EUR	1,455,211	USD	1,663,288	Morgan Stanley Capital Services, Inc.	4/08/2022	(53,286)
EUR	10,986,964	USD	12,525,639	UBS AG	4/08/2022	(369,995)
GBP	478,736	USD	655,659	Deutsche Bank AG	4/08/2022	(26,791)
GBP	1,291,259	USD	1,722,010	HSBC Bank	4/08/2022	(25,809)
IDR	16,199,936,460	USD	1,132,277	Citibank N.A.	4/27/2022	(5,382)
JPY	9,449,228	USD	81,911	HSBC Bank	4/08/2022	(4,287)
JPY	90,934,847	USD	794,215	JPMorgan Chase Bank N.A.	4/08/2022	(47,208)
JPY	681,244,020	USD	5,773,000	JPMorgan Chase Bank N.A.	6/10/2022	(167,869)
JPY	2,505,164,884	USD	21,471,566	JPMorgan Chase Bank N.A.	6/15/2022	(855,522)
JPY	431,839,872	USD	3,649,645	UBS AG	4/08/2022	(102,189)
KRW	5,368,708,184	USD	4,434,384	Goldman Sachs International	4/04/2022	(4,939)
NOK	5,500,000	USD	631,233	Deutsche Bank AG	4/08/2022	(6,534)
RUB	43,746,000	USD	599,482	Citibank N.A.	4/25/2022	(73,588)
SEK	14,812,000	USD	1,628,018	Deutsche Bank AG	4/08/2022	(52,570)
THB	75,069,000	USD	2,308,929	JPMorgan Chase Bank N.A.	4/18/2022	(51,883)
ZAR	3,000,000	USD	205,926	UBS AG	4/08/2022	(725)
USD	1,642,698	AUD	2,260,109	Citibank N.A.	4/08/2022	(48,612)
USD	1,135,464	AUD	1,590,539	HSBC Bank	4/08/2022	(54,786)
USD	9,912,827	AUD	13,634,545	JPMorgan Chase Bank N.A.	6/10/2022	(301,038)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	3,008,143	BRL	15,555,409	JPMorgan Chase Bank N.A.	5/03/2022	$(232,956)
USD	11,673,611	CAD	15,050,448	JPMorgan Chase Bank N.A.	6/10/2022	(363,231)
USD	22,890,624	CHF	21,242,252	JPMorgan Chase Bank N.A.	6/10/2022	(160,035)
USD	3,662,648	CNH	23,406,000	HSBC Bank	4/08/2022	(19,960)
USD	5,120,426	CNH	32,720,000	JPMorgan Chase Bank N.A.	4/08/2022	(27,610)
USD	525,176	CNY	3,345,370	Goldman Sachs International	6/10/2022	(262)
USD	20,888,329	CNY	133,016,878	JPMorgan Chase Bank N.A.	6/10/2022	(3,849)
USD	297,641	COP	1,149,784,960	Goldman Sachs International	6/08/2022	(4,452)
USD	331,287	CZK	7,843,822	JPMorgan Chase Bank N.A.	6/10/2022	(21,412)
USD	733,885	DKK	4,986,301	JPMorgan Chase Bank N.A.	6/10/2022	(9,449)
USD	519,294	EUR	472,000	Citibank N.A.	4/08/2022	(2,913)
USD	497,430	EUR	452,000	Deutsche Bank AG	4/08/2022	(2,649)
USD	140,315	EUR	128,378	Goldman Sachs International	4/08/2022	(1,718)
USD	77,534,266	EUR	70,979,325	Goldman Sachs International	6/10/2022	(1,178,922)
USD	8,857,192	EUR	8,060,104	HSBC Bank	4/08/2022	(60,263)
USD	1,985,870	EUR	1,818,176	JPMorgan Chase Bank N.A.	6/10/2022	(30,413)
USD	18,183,409	EUR	16,465,260	JPMorgan Chase Bank N.A.	6/15/2022	(80,478)
USD	374,216	EUR	340,000	Merrill Lynch International	4/08/2022	(1,950)
USD	3,668,815	EUR	3,332,930	UBS AG	4/08/2022	(18,639)
USD	221,316	GBP	169,000	Deutsche Bank AG	7/15/2022	(639)
USD	2,338,000	GBP	1,790,693	Goldman Sachs International	6/10/2022	(13,652)
USD	347,559	GBP	265,689	JPMorgan Chase Bank N.A.	6/15/2022	(1,361)
USD	1,113,581	IDR	16,018,869,000	JPMorgan Chase Bank N.A.	4/27/2022	(718)
USD	404,933	ILS	1,321,342	JPMorgan Chase Bank N.A.	6/10/2022	(9,927)
USD	676,728	JPY	83,807,691	HSBC Bank	4/08/2022	(11,731)
USD	1,517,972	KRW	1,889,571,000	Citibank N.A.	4/11/2022	(40,759)
USD	4,379,544	KRW	5,368,708,184	Citibank N.A.	6/30/2022	(47,148)
USD	3,194,836	KRW	3,902,332,070	Goldman Sachs International	6/10/2022	(22,209)
USD	1,515,595	KRW	1,875,094,000	JPMorgan Chase Bank N.A.	4/11/2022	(31,193)
USD	1,722,537	MXN	37,000,000	Goldman Sachs International	4/08/2022	(136,418)
USD	740,887	MXN	15,905,487	Goldman Sachs International	6/10/2022	(49,354)
USD	224,981	NOK	2,000,000	Citibank N.A.	4/08/2022	(2,182)
USD	473,602	NOK	4,187,000	Deutsche Bank AG	4/08/2022	(1,964)
USD	8,172,000	NOK	73,727,784	Goldman Sachs International	6/10/2022	(198,442)
USD	1,520,583	NZD	2,256,309	Deutsche Bank AG	4/08/2022	(43,097)
USD	6,633,205	NZD	9,714,000	Goldman Sachs International	6/15/2022	(90,941)
USD	1,828,042	NZD	2,752,186	HSBC Bank	4/08/2022	(79,295)
USD	10,726,274	NZD	15,836,727	JPMorgan Chase Bank N.A.	6/10/2022	(237,089)
USD	3,774,680	NZD	5,537,558	UBS AG	4/08/2022	(62,994)
USD	514,871	PLN	2,384,778	Goldman Sachs International	6/10/2022	(48,994)
USD	418,622	RUB	43,746,000	Goldman Sachs International	4/25/2022	(107,272)
USD	665,000	SEK	6,404,282	Goldman Sachs International	6/10/2022	(17,216)
USD	1,568,793	SEK	14,800,000	JPMorgan Chase Bank N.A.	4/08/2022	(5,378)
USD	557,349	SGD	758,722	JPMorgan Chase Bank N.A.	6/10/2022	(2,420)
USD	690,762	ZAR	10,432,641	Citibank N.A.	4/08/2022	(22,835)
USD	4,894,857	ZAR	74,436,085	JPMorgan Chase Bank N.A.	6/15/2022	(153,003)
						$(6,412,061)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	10,817	$18,577,290	April – 2022	$2,345,500
CAC 40 Index	Long	EUR	199	14,656,067	April – 2022	376,398
FTSE 100 Index	Long	GBP	189	18,586,224	June – 2022	905,836
FTSE MIB Index	Long	EUR	123	16,604,466	June – 2022	1,034,964
FTSE/JSE Top 40 Index	Long	ZAR	245	11,548,910	June – 2022	427,766
Hang Seng Index	Long	HKD	138	19,369,997	April – 2022	624,619
IBEX 35 Index	Long	EUR	62	5,772,254	April – 2022	141,570
IBOV Index	Long	BRL	538	13,602,861	April – 2022	470,918
Mexbol Index	Long	MXN	18	513,385	June – 2022	22,527
OMX 30 Index	Long	SEK	462	10,244,938	April – 2022	94,978
Topix Index	Long	JPY	100	15,988,993	June – 2022	1,193,732
						$7,638,808
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	384	$40,103,220	June – 2022	$1,171,777
Canadian Treasury Bond 5 yr	Short	CAD	150	14,079,110	June – 2022	362,692
Euro-Buxl 30 yr	Long	EUR	3	617,951	June – 2022	5,376
Long Gilt 10 yr	Short	GBP	203	32,328,510	June – 2022	284,019
U.S. Treasury Bond	Short	USD	25	3,751,562	June – 2022	100,494
U.S. Treasury Note 10 yr	Short	USD	149	18,308,375	June – 2022	314,443
U.S. Treasury Note 2 yr	Short	USD	140	29,669,063	June – 2022	360,561
U.S. Treasury Note 5 yr	Short	USD	138	15,826,875	June – 2022	357,076
U.S. Treasury Ultra Note 10 yr	Short	USD	84	11,379,375	June – 2022	299,821
						$3,256,259
						$10,895,067
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	118	$18,902,087	April – 2022	$(1,208,136)
DAX Index	Short	EUR	28	11,176,552	June – 2022	(295,815)
FTSE Taiwan Index	Short	USD	322	19,886,720	April – 2022	(315,762)
KOSPI 200 Index	Short	KRW	135	10,183,057	June – 2022	(273,244)
MSCI Singapore Index	Short	SGD	200	4,941,159	April – 2022	(50,096)
NIFTY Index	Short	USD	553	19,395,369	April – 2022	(405,017)
Russell 2000 Index	Short	USD	181	18,700,920	June – 2022	(501,832)
S&P 500 Index	Short	USD	108	24,466,050	June – 2022	(1,429,437)
S&P/ASX 200 Index	Short	AUD	139	19,447,968	June – 2022	(1,034,386)
S&P/TSX 60 Index	Short	CAD	52	10,956,957	June – 2022	(288,804)
						$(5,802,529)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	529	$50,171,333	June – 2022	$(1,766,641)
Euro-Bobl 5 yr	Long	EUR	5	712,757	June – 2022	(18,651)
Euro-Bund 10 yr	Long	EUR	52	9,126,914	June – 2022	(176,718)
Japan Government Bond 10 yr	Long	JPY	11	13,526,368	June – 2022	(53,446)
U.S. Treasury Ultra Bond	Long	USD	42	7,439,250	June – 2022	(264,484)
						$(2,279,940)
						$(8,082,469)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/17/31	USD	14,500,000	centrally cleared	0.92% FLR (3-Month LIBOR)/Quarterly	1.21%/Semi-annually	$1,442,150	$13,324	$1,455,474
11/06/49	USD	13,102,083	centrally cleared	0.32% FLR (3-Month LIBOR)/Quarterly	1.89%/Semi-annually	1,009,084	—	1,009,085
						$2,451,234	$13,324	$2,464,559
Liability Derivatives
Interest Rate Swaps
9/20/23	USD	69,300,000	centrally cleared	0.29%/Semi-annually	0.93% FLR (3-Month LIBOR)/Quarterly	$(2,028,182)	$(7,972)	$(2,036,153)
9/16/26	USD	60,500,000	centrally cleared	0.79%/Semi-annually	0.88% FLR (3-Month LIBOR)/Quarterly	(4,467,712)	(24,177)	(4,491,890)
						$(6,495,894)	$(32,149)	$(6,528,043)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	542,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(11,389)	$112,012	$100,623
12/20/28	EUR	625,000	Barclays Bank PLC	5.00%/Quarterly	(2)	(36,876)	131,531	94,655
						$(48,265)	$243,543	$195,278
Liability Derivatives
Credit Default Swaps
12/20/26	EUR	610,000	Merrill Lynch International	1.00%/Quarterly	(3)	$9,674	$(15,184)	$(5,510)
12/20/31	EUR	640,000	Barclays Bank PLC	1.00%/Quarterly	(4)	(14,207)	6,805	(7,402)
						$(4,533)	$(8,379)	$(12,912)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Cellnex Telecom S.A., 3.125%, 7/27/22, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.
(3) Fund, as protection seller, to pay notional amount upon a defined credit event by Unibail-Rodamco-Westfield SE, 1.375%, 3/09/26, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(4) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At March 31, 2022, the fund had cash collateral of $8,925,177 and other liquid securities with an aggregate value of $53,548,141 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$94,594,640	$—	$—	$94,594,640
Switzerland	—	12,695,848	—	12,695,848
United Kingdom	807,384	11,588,626	—	12,396,010
Japan	—	11,086,267	—	11,086,267
France	—	7,336,331	—	7,336,331
Canada	6,067,805	—	—	6,067,805
Germany	156,759	5,129,918	—	5,286,677
South Korea	—	3,142,358	—	3,142,358
Netherlands	—	2,933,726	—	2,933,726
Other Countries	6,813,517	9,559,643	85,437	16,458,597
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	5,977,977	—	5,977,977
Non - U.S. Sovereign Debt	—	132,668,567	—	132,668,567
Municipal Bonds	—	1,983,998	—	1,983,998
U.S. Corporate Bonds	—	43,772,871	—	43,772,871
Residential Mortgage-Backed Securities	—	17,209,544	—	17,209,544
Commercial Mortgage-Backed Securities	—	12,560,866	—	12,560,866
Asset-Backed Securities (including CDOs)	—	13,280,526	—	13,280,526
Foreign Bonds	—	65,915,641	—	65,915,641
Purchased Currency Options	—	1,491	—	1,491
Mutual Funds	10,369,550	—	—	10,369,550
Total	$118,809,655	$356,844,198	$85,437	$475,739,290
Other Financial Instruments
Futures Contracts – Assets	$3,749,704	$7,145,363	$—	$10,895,067
Futures Contracts – Liabilities	(5,220,792)	(2,861,677)	—	(8,082,469)
Forward Foreign Currency Exchange Contracts – Assets	—	4,453,174	—	4,453,174
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,412,061)	—	(6,412,061)
Swap Agreements – Assets	—	2,659,837	—	2,659,837
Swap Agreements – Liabilities	—	(6,540,955)	—	(6,540,955)
Written Options - Liabilities	—	(4,392)	—	(4,392)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/21	$—
Transfers into level 3	85,437
Balance as of 3/31/22	$85,437
At March 31, 2022, the fund held two level 3 securities.
(2) Securities Lending Collateral
At March 31, 2022, the value of securities loaned was $79,641. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $84,201.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,950,052	$83,688,190	$86,268,692	$—	$—	$10,369,550
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,690	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	38.4%
Japan	12.2%
Australia	8.0%
France	6.1%
Italy	6.0%
China	5.9%
Hong Kong	4.2%
Brazil	4.1%
Canada	(10.9)%
Other Countries	26.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.